RENTRAK CORPORATION
The people behind PPT TM
[GRAPHIC OMITTED]

Ms. Beverly A. Singleton
Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549



                              September 24, 2004


                  SUBJECT:    RENTRAK CORPORATION
                              ITEM 4.01 FORM 8-K, filed August 27, 2004
                              FILE NO. 0-15159


Dear Ms. Singleton:

            This letter sets forth the responses of Rentrak Corporation ("Rentrak") to the staff's comment letter dated September 10, 2004. Please note that we previously received a separate comment letter dated September 2, 2004, regarding our Form 10-K for the year ended March 31, 2004 (the "2004 Form 10-K"), as to which we have until October 7, 2004, to respond. We intend to coordinate any resolution of the staff's comments in the September 10 letter that requires amendment of our 2004 Form 10-K and/or our June 30, 2004 Quarterly Report on Form 10-Q (the "June 30 Form 10-Q") with resolution of the staff's questions in the September 2 letter that also involve amendment of one or both of those reports.

            As requested, Rentrak acknowledges that the adequacy and accuracy of the disclosure in its filings with the Commission is the responsibility of the registrant. Rentrak acknowledges that staff comments or changes to disclosure in response to staff comments in Rentrak's filings reviewed by the staff do not foreclose the Commission from taking any action with respect to any such filing. Rentrak also acknowledges that staff comment may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

            Each of the staff's comments set forth in the comment letter dated September 10, 2004, is restated below, followed by our response.

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Ms. Beverly A. Singleton               -2-                   September 24, 2004


      ITEM 4.01 of FORM 8-K


      Reportable Condition: Internal Control Weakness

            1.  We  note  the   disclosure   regarding  KPMG  LLP,  your  former
independent registered public accounting firm, advising you of material weaknesses in certain of your internal controls necessary to your development of reliable financial statements. Please provide us supplementally, with a copy of all written reports, letters or communications from KPMG LLP to management, the Board of Directors or the audit committee regarding the material weaknesses in internal controls.

            Response:

            The following documents, which Rentrak believes constitute all the documents in Rentrak's possession responsive to the staff's comment above, are provided supplementally to the staff with this letter:

            1. PowerPoint slide presentation to Rentrak's Audit Committee by KPMG LLP on July 12, 2004, relating to Rentrak's fiscal 2004 audit;

            2. Draft dated July 23, 2004, of a management letter dated July 21, 2004, provided to Rentrak by KPMG LLP in connection with its audit of Rentrak's consolidated financial statements for the fiscal year ended March 31, 2004; and

            3. PowerPoint slide presentation to Rentrak's Audit Committee by KPMG LLP on July 26, 2004, relating to its management letter.

            KPMG LLP has advised Rentrak that its management letter reflects KPMG's final comments with respect to the issues addressed in the letter and will be issued in final form following the receipt by KPMG of management's written response to the draft letter.

      FORM 10-K (Fiscal  Year Ended March 31, 2004)
      FORM 10-Q (Quarterly Period Ended June 30, 2004)

            We monitored your March 31, 2004 Form 10-K and June 30, 2004 Form l0-Q, solely related to the matter below.

            2. Reference is made to the Item 4.01 Form 8-K and the material weaknesses communicated to you by KPMG, LLP. Also, refer to the Item 9A disclosures in your March 31, 2004 Annual Report on Form 10-K and to the Item 4 disclosures in your June 30, 2004 Quarterly Report on Form l0-Q. The material control weaknesses disclosed in your Item 4.01 Form 8-K and as duplicated here, indicate you lack the necessary disclosure controls and procedures, as well as internal controls necessary to provide true and accurate Item 9A and Item 4 disclosures in the Forms 10-K and 10-Q, respectively. Please note that management may not state that its controls are effective "except as" or "other than" the extent that certain problems have been

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Ms. Beverly A. Singleton               -3-                   September 24, 2004

identified or express similar qualified conclusions. Rather, management must take those problems into account when concluding whether the controls are effective. If the controls are ineffective, management should state the specific reasons why they are ineffective. Please revise your Item 9A and Item 4 disclosures in the Forms 10-K and 10-Q, respectively, to comply with Item 307 of Regulation S-K.

            Response:

            In light of the staff's comment set forth above and other interpretive guidance published by the staff relating to reports by management regarding internal control over financial reporting, Rentrak intends to amend its 2004 Form 10-K and June 30 Form 10-Q to state management's conclusions, without qualification, that, as of the end of the periods covered by those reports, our disclosure controls and procedures were ineffective. However, management also wishes to emphasize its belief that, at the respective dates of filing our 2004 Form 10-K and June 30 Form 10-Q, as a result of actions that were taken in response to the deficiencies described in those reports, the reports fully complied with the requirements of Section 13(a) of the Securities Exchange Act of 1934 and the information contained in the reports fairly presented, in all material respects, Rentrak's financial condition and results of operations.

            As requested in the staff's comment, as soon as the comments contained in the staff's comment letter dated September 2, 2004, have also been resolved, Rentrak will file amendments of its 2004 Form 10-K and June 30 Form 10-Q that will include amended Items 9A and 4, respectively, to remove language that may be interpreted as qualifying our conclusions regarding the effectiveness of our disclosure controls and procedures. The amended items will reflect revisions to our disclosure under the heading "Disclosure Controls and Procedures" in the 2004 Form 10-K and June 30 Form 10-Q as set forth below. The balance of those items (beginning with the heading "Internal Control over Financial Reporting") will be refiled in the above-described amendments without change from the language originally included in the 2004 Form 10-K and June 30 Form 10-Q.

      2004 FORM 10-K (Item 9A) AND JUNE 30 FORM 10-Q (Item 4)

      Disclosure Controls and Procedures

            Our management has evaluated, under the supervision and with the participation of our Chief Executive Officer and Chief Financial Officer, the effectiveness of our disclosure controls and procedures as of the end of the period covered by this report pursuant to Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (Exchange Act). During the period covered by this report, management identified internal control deficiencies, as described below, that constitute material weaknesses as defined in Statement of Auditing Standards No. 60. Certain of these internal control weaknesses may also constitute deficiencies in our disclosure controls and procedures. Based on that evaluation and taking into consideration those identified deficiencies, our Chief Executive Officer and our Chief Financial Officer have concluded that, as of the end of the period covered by this report, our disclosure controls and procedures were ineffective in ensuring that information required to be disclosed in our Exchange Act reports is (1) recorded, processed, summarized and reported in a timely manner, and (2) accumulated and

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Ms. Beverly A. Singleton               -4-                   September 24, 2004

communicated to our management, including our Chief Executive Officer and our Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

            Management's conclusion that our disclosure controls and procedures were ineffective as of the end of the period covered by this report is based on our discovery of deficiencies in certain of our internal controls necessary to development of reliable financial statements. Some of these weaknesses related to the discovery that one of our employees had embezzled funds from the Company over a period of several years by exploiting weaknesses in our internal controls related to the segregation of duties within the accounting function. Other weaknesses related to the discovery of accounting errors as a result of the misinterpretation and misapplication by our internal accounting staff of certain terms in the Company's revenue sharing agreements with program suppliers. Our outside auditor also advised us of certain organizational and resource deficiencies related to our processes for monitoring, analyzing and reporting on new accounting and reporting pronouncements, including the Company's process for summarizing and external reporting of financial information. These deficiencies are discussed in more detail below, together with a description of the changes in our internal control over financial reporting which we began implementing during our last fiscal quarter and that have materially affected or are reasonably likely to materially affect our internal control over financial reporting.

            We have reviewed the procedures and internal controls surrounding the deficiencies described above and have taken actions and commenced the implementation of improvements as of the date of the filing of this report, as described below, to provide reasonable assurance that those deficiencies will not recur. Based on the actions we have taken, our Chief Executive Officer and Chief Financial Officer have concluded that this report fully complies with the requirements of Section 13(a) of the Exchange Act and that the information contained in this report fairly presents, in all material respects, the Company's financial condition and results of operations.

                                      * * *

            Thank you for your time and attention to our responses to the staff's comments set forth above. Please call the undersigned at (503) 284-7581 if you have any questions or require additional information.


                                   Sincerely,

                                   /s/ Mark L. Thoenes
                                   -------------------
                                   Mark L. Thoenes
                                   Senior Vice President & Chief
                                   Financial Officer